Post employment benefits - Expected age at death of an average worker who retires currently at age 65, one who is currently aged 45 and subsequently retires at the age of 65 (Details) - yr	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
United Kingdom | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	86.4	86.2	86.1
United Kingdom | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.7	88.5	88.4
United Kingdom | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.5	88.3	88.2
United Kingdom | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	90.8	90.6	90.5
Ireland | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	86.6	86.5	86.4
Ireland | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	89.3	89.2	89.2
Ireland | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	89.6	89.5	89.4
Ireland | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	92.3	92.2	92.1
United States | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	85.6	85.7	86.0
United States | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.3	87.7	88.0
United States | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.2	87.3	87.6
United States | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.9	89.3	89.6